Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
INVENTORIES
6. INVENTORIES

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2011	2010

Finished goods	$104.5	$99.8
Work-in-process	5.9	4.8
Raw materials and supplies	57.3	52.0
Provision for obsolete finished goods and raw materials	(6.2)	(7.5)

Total inventories	$161.5	$149.1